Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
17.	SEGMENT INFORMATION

The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

The Company’s reportable segments are as follows:

•	Automotive and Discrete Group (ADG), comprised of dedicated automotive ICs (both digital and analog), and discrete and power transistor products for all market segments.

•

Analog, MEMS and Sensors Group (AMS), comprised of low-power high-end analog ICs (both custom and general purpose) for all markets, smart power products for Industrial, Computer and Consumer markets, Touch Screen Controllers, Low Power Connectivity solutions (both wireline and wireless) for IoT, power conversion products, metering solutions for Smart Grid and all MEMS products for sensors or actuators, subsystems, as well as the Imaging Products division (including the sensors and modules utilizing the Company’s Time-of-Flight technology).

•

Microcontrollers and Digital ICs Group (MDG), comprised of general purpose and secure microcontrollers, EEPROM memories, Digital ASICs, Aerospace & Defense products including components for microwave and millimeter wave.

Commencing in the fourth quarter of 2017, the Company transferred the Imaging Product Division, previously reported in Others, into the Analog and MEMS Group (AMG) to create the new organization Analog, MEMS and Sensors Group (AMS). Additionally, effective January 1, 2018, the Subsystems business unit was transferred from Others to AMS. Prior periods have been restated accordingly.

For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a part of research and development expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”. Those include impairment, restructuring charges and other related closure costs, management reorganization expenses, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses, patent claims and litigations and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold. Finally, R&D grants are allocated to the Company’s segments proportionally to the incurred R&D expenses on the sponsored projects.

Wafer costs are allocated to the segments based on actual cost. From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2018	December 31, 2017	December 31, 2016
Automotive and Discrete Group (ADG)	3,556	3,059	2,813
Analog, MEMS and Sensors Group (AMS)	3,154	2,630	1,866
Microcontrollers and Digital ICs Group (MDG)	2,940	2,646	2,285

Total net revenues of product segments	9,650	8,335	6,964

Others	14	12	9

Total consolidated net revenues	9,664	8,347	6,973

Operating income by reportable segment:

	December 31, 2018	December 31, 2017	December 31, 2016
Automotive and Discrete Group (ADG)	431	291	214
Analog, MEMS and Sensors Group (AMS)	488	364	48
Microcontrollers and Digital ICs Group (MDG)	547	405	112

Total operating income of product segments	1,466	1,060	374

Others(1)(2)	(66)	(55)	(147)

Total consolidated operating income(3)	1,400	1,005	227

(3)

Operating results of “Others” include items such as unused capacity charges, impairment & restructuring charges and other related closure costs, management reorganization expenses, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as assembly services and other revenue.

(4)	Effective January 1, 2018, the Subsystems business unit was transferred from Others to Analog, MEMS and Sensors Group (AMS). Prior periods have been restated accordingly.
(5)	Certain amounts in the prior periods have been adjusted to reflect the January 1, 2018 adoption of ASU 2017-07 related to the reclassification of certain pension costs

Reconciliation of operating income of segments to the total operating income:

	December 31, 2018	December 31, 2017	December 31, 2016
Total operating income of segments	1,466	1,060	374
Impairment, restructuring charges and other related closure costs	(21)	(45)	(93)
Unallocated manufacturing results	1	7	(33)
Strategic and other research and development programs and other non-allocated provisions(1)	(46)	(17)	(21)

Total operating loss Others	(66)	(55)	(147)

Total consolidated operating income	1,400	1,005	227

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2018, 2017 and 2016. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2018	December 31, 2017	December 31, 2016
The Netherlands	2,917	2,223	1,751
France	127	123	134
Italy	64	60	58
USA	1,132	1,012	990
Singapore	4,873	4,444	3,699
Japan	534	463	323
Other countries	17	22	18

Total	9,664	8,347	6,973

Property, plant and equipment

	December 31, 2018	December 31, 2017
The Netherlands	775	588
France	686	603
Italy	786	719
Other European countries	80	83
USA	6	6
Singapore	494	428
Malaysia	231	200
Other countries	436	467

Total	3,494	3,094